CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Loans, including fees	$ 43,673	$ 33,989	$ 30,462
Securities:
Taxable interest	3,386	4,030	5,267
Tax-exempt interest	219	103	3
Dividends	184	27	46
Other	59	43	46
Total interest and dividend income	47,521	38,192	35,824
Interest expense:
Deposits	5,394	5,212	6,019
Federal Home Loan Bank advances	2,513	2,897	3,276
Subordinated debt and other borrowings	336	345	338
Total interest expense	8,243	8,454	9,633
Net interest income	39,278	29,738	26,191
Provision for loan losses	1,539	1,319	2,896
Net interest income after provision for loan losses	37,739	28,419	23,295
Noninterest income:
Total other-than-temporary impairment losses on securities	0	(8)	(239)
Portion of losses recognized in other comprehensive income	0	0	116
Net impairment losses	0	(8)	(123)
Service fees	6,964	5,766	4,935
Wealth management fees	1,221	1,157	1,975
Increase in cash surrender value of bank-owned life insurance	580	400	284
Net gain (loss) on sale of securities	64	(1,155)	273
Mortgage banking	535	1,083	1,893
Net gain (loss) on trading securities and derivatives	60	205	(358)
Net loss on disposal of SI Trust Servicing operations	0	0	(698)
Impairment loss on long-lived assets	0	0	(392)
Net loss on disposal of equipment	0	0	(5)
Other	742	857	933
Total noninterest income	10,166	8,305	8,717
Noninterest expenses:
Salaries and employee benefits	20,001	17,924	15,868
Occupancy and equipment	7,724	5,971	5,480
Computer and electronic banking services	5,630	4,177	3,738
Outside professional services	1,808	1,296	1,309
Marketing and advertising	977	705	705
Supplies	612	459	442
FDIC deposit insurance and regulatory assessments	1,234	1,058	933
Merger expenses	0	2,608	0
Core deposit intangible amortization	613	220	11
Other real estate operations	425	564	501
Other	2,482	2,695	1,666
Total noninterest expenses	41,506	37,677	30,653
Income (loss) before income tax provision (benefit)	6,399	(953)	1,359
Income tax provision (benefit)	1,988	(98)	241
Net income (loss)	$ 4,411	$ (855)	$ 1,118
Earnings (loss) per share:
Basic	$ 0.36	$ (0.08)	$ 0.11
Diluted	$ 0.36	$ (0.08)	$ 0.11